Property, Plant and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net.
Schedule of Property, Plant and Equipment, Net

(Thousands)	Depreciable Lives	March 31, 2023	December 31, 2022
Land		$8,998	$9,052
Buildings	10-40 years	44,364	44,425
Leasehold improvements(1)		1,914	1,651
Plant equipment	3-15 years	106,753	107,885
Vehicles and transportation equipment	3-5 years	700	700
IT systems	3-7 years	3,396	3,053
Furniture and fixtures	3-10 years	3,624	3,529
Customer beverage equipment(2)	3-5 years	22,148	21,930
Lease right-of-use assets(3)		36	36
Construction in progress and equipment deposits		72,630	59,947
		264,563	252,208
Less: accumulated depreciation		(69,872)	(67,002)
Property, plant and equipment, net		$194,691	$185,206
(1)	Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease life.
(2)	Customer beverage equipment consists of brewers held on site at customer locations.
(3)	Lease right-of-use assets are amortized over the shorter of the useful life of the asset or the lease term.

(Thousands)	Depreciable Lives	December 31, 2022	December 31, 2021
Land		$9,052	$9,150
Buildings	10 – 40 years	44,425	43,895
Leasehold improvements(1)		1,651	613
Plant equipment	3 – 15 years	107,885	88,155
Vehicles and transportation equipment	3 – 5 years	700	876
IT systems	3 – 7 years	3,053	2,453
Furniture and fixtures	3 – 10 years	3,529	2,746
Customer beverage equipment(2)	3 – 5 years	21,930	24,341
Lease right-of-use assets(3)		36	—
Construction in progress and equipment deposits		59,947	8,025
		252,208	180,254
Less: accumulated depreciation		(67,002)	(52,641)
Property, plant and equipment, net		$185,206	$127,613
(1)	Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease life.
(2)	Customer beverage equipment consists of brewers held on site at customer locations.
(3)	Lease right-of-use assets are amortized over the shorter of the useful life of the asset or the lease term.